Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	¥ (11,460)	¥ (165,474)	¥ (24,914)
Amortization of net actuarial loss	(9,446)	(23,015)	(32,943)
Amortization of transition obligation	(156)	(169)	(169)
Accrued prior service cost		(76,050)	178
Amortization of prior service cost	8,971	9,527	8,470
Other	(7,668)	(556)	665
Total	(19,759)	(242,843)	¥ (48,713)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	(20,097)	(95,681)
Amortization of net actuarial loss	(3,463)	(7,694)
Amortization of transition obligation	(156)	(167)
Amortization of prior service cost	1,468	3,997
Reclassification of prior service cost due to curtailment		12,894
Other	(5,436)	(1,081)
Total	(27,684)	(87,732)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	6,359	(72,546)
Amortization of net actuarial loss	(5,783)	(15,265)
Accrued prior service cost		(76,050)
Amortization of prior service cost	7,487	5,512
Other	(3,236)	1
Total	¥ 4,827	¥ (158,348)